Financial Instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments
29	Financial instruments

(a)	Financial instruments by categories
The Group classifies its financial instruments into the categories below:

Financial assets	2021	2020
Financial assets at amortized cost
Accounts receivable	108,115	46,015
Project advances	3,935	1,772
Client funds on deposit	78,163	—
Deposit/guarantee on lease agreement	3,043	142

Financial assets at fair value through profit or loss
Cash and bank accounts	13,383	14,052
Mutual fund shares	1,881	—
Short term investments	151,866	9,929
Long-term investments	18,278	1,986

Financial liabilities

Financial liabilities at amortized cost
Client funds payable	78,163	—
Lease liabilities	7,864	1,582
Placement agent	50	1,250
Suppliers and occupancy costs	7,372	3,185
Carried interest allocation	11,582	—
Consideration payable on acquisition	16,437

Financial liabilities at fair value through profit or loss
Investment fund participating shares in Patria Brazilian Private Equity General Partner III, Ltd., and Patria Brazil Real Estate Fund II, L.P.	796	1,515
Contingent consideration payable on acquisition	25,775	—

(b)	Financial instruments measured at fair value
The fair value measurement methodologies are classified according to the following hierarchical levels:

•	Level 1 : measurement based on quotations of identical financial instruments, traded in an active market, without any adjustments;

•
Level
 2
: valuation techniques based on observable inputs. This category covers financial instruments that are valued using: (i) quotations of similar financial instruments, traded in an active market; (ii) quotations of identical or similar financial instruments, traded in a fairly inactive market; and (iii) other valuation techniques in which all significant inputs are directly or indirectly observable in market input;

•
Level
 3
: valuation techniques based on unobservable inputs. This category covers all financial instruments whose valuation techniques are based on inputs not observable in market inputs when such inputs have a significant impact on the measurement of their fair values. This category includes financial instruments that are valued based on quotations of similar financial instruments that, however, require adjustments and assumptions to ensure that their fair values reflect the differences among them.

As of December 31, 2021 and December 31, 2020, cash and investments were measured by level 1 and level 2 methodologies, respectively.
In connection with the Moneda business combination discussed in note 28, the Group is required to make contingent payments, subject to the entities achieving certain revenue and profitability targets. The contingent consideration payments are up to US$ 71 million for the business combination with Moneda. The fair value of the liabilities for the contingent consideration recognized upon acquisition was US$ 25.5 million and was estimated by discounting to present value the probability weighted contingent payments expected to be made. Assumptions used in these calculations includes an assumed probability-adjusted profit in Moneda and a discount rate. The ultimate settlement of contingent consideration could deviate from current estimates based on the actual results of these financial measures. This liability is considered to be a Level 3 financial liability that is re-measured
each reporting period. The change in fair value of contingent consideration for these acquisitions is included in other income or expenses in the Group’s income statement.
The Group held no assets or liabilities at fair value using significant unobservable inputs for the years ended December 31, 2020 and 2019. The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

2021
Fair value at the beginning of the year	—
Contingent purchase consideration	25,491
Payments	—
Change in fair value - discounting	284

25,775

The Group has considered a 5% change in discount rate to determine the impact to the discounted fair value of contingent consideration payable, which would increase the discounted fair value by up to US$ 0.3 (decrease in discount rate) million or decrease fair value by up to US$ 0.6 million (increase in discount rate). Since acquisition there has been no change in circumstances or assumptions used to determine contingent consideration payable, the only impact being from discounting between acquisition date and reporting date.

(c)	Financial instruments measured at amortized costs
As of December 31, 2021, and December 31, 2020, the book values of the financial instruments measured at amortized cost correspond approximately to their fair values because the majority are short-term financial assets and liabilities or the impact of the time value of money is not material.

(d)	Risk management
The Group is exposed to the following risks arising from the use of financial instruments:

(i)	Credit risk

(ii)	Liquidity risk

(iii)	Market risk

i.	Credit risk
Credit risk is the possibility of incurring a financial loss if a client or a counterpart in a financial instrument fails to perform its contractual obligations.
The Group has low exposure to credit risk because its customer base is formed by investors in each investment fund. These investors are required to comply with the capital calls in order to repay related investment fund expenses. If capital calls are not complied with, the participation of that investor is diluted among the remaining investors of the investment fund. In addition, management fees could be settled by the sale of the underlying investments kept by the investment funds. The cash and the short-term investments are maintained in large banks with high credit ratings. Furthermore, the accounts receivable as of December 31, 2021 and December 31, 2020 are composed mainly of management fees and performance fees of investment funds, and also of advisory fees and reimbursement of expenses to be received from investees of such investment funds.
The amounts receivable and project advances as of December 31, 2021, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	866	301	191	55	35	7,596	32,114	20,857	35,104	10,996	108,115
Project Advances	—	—	—	—	—	1,170	1,123	—	906	736	3,935

Total	866	301	191	55	35	8,766	33,237	20,857	36,010	11,732	112,050

(a)
Non-current balances are related to management fees receivable from fund PBPE Fund IV (Ontario), L.P. in a single installment on December 31, 2023. In addition, management fees of US$ 13 million from current year and US$ 22 million from prior years relate to management fees from PBPE Fund IV, which are due by December 31, 2022.

The amounts receivable and project advances as of December 31, 2020, are as follows:

	Overdue			Due in
	Less than 90 days	01 to 90 days	91 to 180 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	2,198	10,828	—	—	—	10,996	21,993	46,015
Project Advances	—	1,277	—	—	—	—	495	1,772

Total	2,198	12,105	—	—	—	10,996	22,488	47,787

ii.	Liquidity Risk
Liquidity risk is the possibility that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets which might affect the Group’s payment ability, taking into consideration the different currencies and settlement terms of its financial assets and financial liabilities.
The Group performs the financial management of its cash and cash equivalents, keeping them available for paying its obligations and reducing its exposure to liquidity risk.
Expected future payments for financial liabilities as of December 31, 2021, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Suppliers and occupancy costs	7,372	—	—	—	—	7,372
Placement agents’ fees	50	—	—	—	—	50
Investment fund participating shares	—	—	—	—	796	796
Leases (a)	315	276	276	828	7,617	9,312
Carried interest allocation	—	—	—	11,582	—	11,582
Consideration payable on acquisition	—	16,437	—	—	—	16,437
Contingent consideration payable on acquisition (a)	—	—	—	—	33,438	33,438

Total	7,737	16,713	276	12,410	41,851	78,987

(a)	Amounts reflect un discounted future cash outflows to settle financial liabilities.
Expected future payments for financial liabilities as of December 31, 2020, are shown below

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Dividends payable	23,259	—	—	—	—	23,259
Suppliers and occupancy costs	3,185	—	—	—	—	3,185
Placement agents’ fees	450	400	—	400	—	1,250
Investment fund participating shares	—	—	—	—	1,515	1,515
Leases (a)	252	252	266	746	1,859	3,375

Total	27,146	652	266	1,146	3,374	32,584

iii.	Market risk
Market risk is defined as the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, such as interest rate, foreign exchange rate, and security prices. The Group’s policy is to minimize its exposure to market risk.
The marketable securities as of December 31, 2021 and December 31, 2020 consist primarily of mutual fund money markets which reduces the Group’s exposure to market risk and investment funds whose portfolios, dependent on the investment strategy are composed of product lines as discussed under Segment information (note 3). To manage its price risk arising from investment funds, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. The Group does not hold financial liabilities linked to market prices so it does not have significant exposure to interest rate risk and is not presenting such sensitivity analysis.

During the year ended December 31, 2021 and the year ended December 31, 2020, the Group did not hold derivative financial instruments.
Security price risk:
Long-term investments made by the Group represent investments in investment fund products where fair value is derived from the reported Net Asset Values (“NAV”) for each investment fund, which in turn are based upon the value of the underlying assets held within each of the investment fund products and the anticipated redemption horizon of the investment fund product. Investment fund products expose the Group to market risk and therefore this process is subject to limits consistent with the Group’s risk appetite. To manage its price risk arising from investments in securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
A 5% (2020: 5%) increase in the price of long-term investments, with other variables held constant, would have increased the profit before tax by US$ 1.8 million (2020: US$ 0.2 million). A 5% decrease in the price would have had the equal but opposite effect.
Foreign exchange risk:
Foreign exchange risk results from a possible change in foreign exchange rates that would affect the finance income (or costs and expenses) and the liabilities (or assets) balance of contracts indexed to a foreign currency. The Group measures its foreign exchange exposure by subtracting its non-US dollar currencies liabilities from its respective denominated assets, thus obtaining its net foreign exchange exposure and the amount actually affected by exchange fluctuations.

Sensitivity analysis
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:
As of December 31,
2021

	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD

Cash and cash equivalents	112	10,367	5,380,931	380,196	460	6,893	15,264	838
Client funds on deposit	—	—	66,672,455	—	—	—	78,163	7,817
Short term investments	44,202	—	2,279,681	—	—	141,272	151,866	1,059
Accounts receivable	22,741	6	6,908,891	113,854	—	95,911	108,115	1,220
Projects Advance	4,120	237	(1,168)	469	32	3,124	3,935	81
Deposit/guarantee on lease agreement	85	264	1,847,751	81,908	180	566	3,043	248
Client funds payable	—	—	66,672,455	—	—	—	78,163	(7,817)
Long-term investments	3,508	—	63,614	—	—	17,574	18,278	70
Carried interest allocation	—	—	—	—	—	11,582	11,582	—
Consideration payable on acquisition	—	—	—	—	—	16,437	16,437	—
Contingent consideration payable on acquisition	—	—	—	—	—	25,775	25,775	—
Suppliers and occupancy costs	2,811	196	921,549	86,553	200	5,472	7,372	(190)

Net Impact								3,326

(a)	BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling
The exposure shows the balance sheet impact considering a US dollar valuation increase of 10%. This scenario best reflects the Group’s expectations based on projections available in the financial market and takes into account the closing rates for each year.